Quarterly Holdings Report
for
Fidelity® Floating Rate Central Fund
December 31, 2021
FR1-NPRT1-0322
1.811346.117
Bank Loan Obligations - 90.2%
	Principal Amount (a)	Value ($)
Aerospace - 1.2%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (b)(c)(d)	4,620,000	4,570,936
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (b)(c)(d)	2,096,952	2,092,360
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.35% 6/19/26 (b)(c)(d)	855,313	841,953
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 5/30/25 (b)(c)(d)	3,082,413	3,037,564
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 12/9/25 (b)(c)(d)	14,285,686	14,076,830
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 8/22/24 (b)(c)(d)	9,961,301	9,840,968
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (b)(c)(d)	3,908,883	3,736,228
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (b)(c)(d)	1,000,000	975,000
TOTAL AEROSPACE		39,171,839
Air Transportation - 1.4%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (b)(c)(d)	6,475,000	6,698,129
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (b)(c)(d)	6,000,000	5,975,340
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/8/26 (b)(c)(d)	3,868,337	3,757,857
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/4/26 (b)(c)(d)	2,079,751	2,020,353
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (b)(c)(d)	5,580,000	5,876,465
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (b)(c)(d)	4,905,000	5,180,906
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (b)(c)(d)	9,954,775	9,968,313
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (b)(c)(d)	4,512,900	4,368,803
TOTAL AIR TRANSPORTATION		43,846,166
Automotive & Auto Parts - 1.6%
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 4/8/28 (b)(c)(d)	2,587,000	2,584,310
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (b)(c)(d)	6,928,492	6,895,096
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/30/26 (b)(c)(d)	4,037,090	4,009,840
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (b)(c)(d)	10,104,690	10,016,274
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (b)(c)(d)(e)	1,245,000	1,241,888
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (b)(c)(d)	4,024,350	4,012,599
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (b)(c)(d)	4,826,835	4,581,487
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 12/17/28 (c)(d)(f)	4,150,000	4,151,494
Rough Country LLC:
2LN, term loan 1 month U.S. LIBOR + 6.500% 7.25% 7/28/29 (b)(c)(d)	1,585,000	1,581,038
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 7/28/28 (b)(c)(d)	7,453,521	7,430,266
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.125% 2/1/26 (b)(c)(d)	629,044	629,201
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/29/28 (b)(c)(d)	4,957,189	4,925,067
TOTAL AUTOMOTIVE & AUTO PARTS		52,058,560
Banks & Thrifts - 0.6%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 2/27/28 (b)(c)(d)	9,359,275	9,293,666
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (b)(c)(d)	4,603,653	4,605,817
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 5/30/25 (b)(c)(d)	1,456,135	1,454,679
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 3.8543% 9/24/28 (b)(c)(d)	1,805,000	1,802,184
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3766% 7/1/26 (b)(c)(d)	1,216,344	1,206,468
Walker & Dunlop, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.350% 2.75% 10/15/28 (b)(c)(d)	1,815,000	1,810,463
TOTAL BANKS & THRIFTS		20,173,277
Broadcasting - 2.1%
AppLovin Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 10/21/28 (b)(c)(d)	2,493,750	2,486,992
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 8/15/25 (b)(c)(d)	11,432,091	11,398,138
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (b)(c)(d)	16,220,273	7,474,788
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 12/1/28 (b)(c)(d)	12,150,000	12,134,813
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6019% 11/17/24 (b)(c)(d)	2,395,807	2,362,266
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5993% 9/19/26 (b)(c)(d)	11,592,517	11,559,246
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.61% 9/30/26 (b)(c)(d)	2,367,681	2,308,489
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/14/26 (b)(c)(d)	3,155,852	3,155,852
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5/21/28 (c)(d)(f)	10,890,000	10,862,775
1 month U.S. LIBOR + 3.250% 4% 3/24/26 (b)(c)(d)	4,847,451	4,852,007
TOTAL BROADCASTING		68,595,366
Building Materials - 1.7%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (b)(c)(d)	8,785,206	8,653,428
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 12/18/28 (c)(d)(f)	6,985,000	6,975,011
3 month U.S. LIBOR + 2.500% 2.6013% 10/1/26 (b)(c)(d)	3,792,821	3,787,132
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.3543% 5/19/28 (b)(c)(d)	2,049,700	2,036,377
Core & Main LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.6019% 7/27/28 (b)(c)(d)	4,867,800	4,833,336
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (b)(c)(d)(f)	2,179,143	2,175,068
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/14/28 (b)(c)(d)(f)	450,857	450,014
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8545% 2/28/27 (b)(c)(d)	3,468,200	3,427,241
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5% 12/14/28 (b)(c)(d)	2,210,000	2,210,000
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 10/15/28 (c)(d)(f)	2,480,000	2,472,262
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (b)(c)(d)	8,922,638	8,894,174
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 5.25% 9/27/24 (b)(c)(d)	2,274,968	2,262,183
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (b)(c)(d)	2,812,950	2,806,424
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (b)(c)(d)	3,697,650	3,698,057
TOTAL BUILDING MATERIALS		54,680,707
Cable/Satellite TV - 1.9%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 2/1/27 (b)(c)(d)	18,468,731	18,281,089
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3392% 1/31/28 (b)(c)(d)	8,740,000	8,622,534
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.1351% 10/15/29 (b)(c)(d)	1,940,000	1,932,415
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6098% 4/15/27 (b)(c)(d)	8,470,407	8,353,939
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3598% 1/15/26 (b)(c)(d)	1,945,000	1,916,798
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (b)(c)(d)	11,925,500	11,928,958
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8598% 9/25/28 (b)(c)(d)	1,910,000	1,917,163
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3598% 7/17/25 (b)(c)(d)	4,728,501	4,651,662
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6098% 1/31/28 (b)(c)(d)	4,000,000	3,960,840
TOTAL CABLE/SATELLITE TV		61,565,398
Capital Goods - 1.0%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (c)(d)(f)	4,250,000	4,220,505
Columbus McKinnon Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/14/28 (b)(c)(d)	3,571,963	3,571,963
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3493% 11/15/26 (b)(c)(d)	514,697	512,767
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5993% 11/15/25 (b)(c)(d)	2,070,944	2,052,181
Doosan Bobcat Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.4738% 5/18/24 (b)(c)(d)	2,128,913	2,124,037
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1043% 9/20/26 (b)(c)(d)	3,679,892	3,678,751
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/12/28 (b)(c)(d)	1,880,788	1,876,086
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/12/28 (b)(c)(d)	4,636,364	4,630,568
Standard Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/22/28 (b)(c)(d)	6,645,795	6,648,586
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (b)(c)(d)(e)	1,498,878	1,438,923
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/31/27 (b)(c)(d)	2,550,926	2,550,568
TOTAL CAPITAL GOODS		33,304,935
Chemicals - 2.7%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (b)(c)(d)	6,253,248	6,238,928
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 7.5% 9/22/29 (b)(c)(d)	930,000	916,050
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (b)(c)(d)(g)	526,752	525,545
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (b)(c)(d)	610,000	611,019
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (b)(c)(d)	4,013,566	4,013,566
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (b)(c)(d)	585,371	583,908
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (b)(c)(d)	409,553	408,529
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/17/28 (b)(c)(d)	2,557,150	2,553,954
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (b)(c)(d)(e)	3,079,525	3,002,537
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6573% 5/7/25 (b)(c)(d)	5,673,762	5,581,563
Element Solutions, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 1/31/26 (c)(d)(f)	1,665,751	1,658,022
3 month U.S. LIBOR + 2.000% 2.1043% 1/31/26 (b)(c)(d)	2,740,727	2,728,010
GEON Performance Solutions LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 8/18/28 (b)(c)(d)	3,885,263	3,913,198
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 6/24/28 (b)(c)(d)	3,942,207	3,929,080
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/3/28 (b)(c)(d)	2,253,675	2,250,610
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.64% 7/1/26 (b)(c)(d)	1,852,500	1,852,500
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/29/27 (b)(c)(d)	1,865,900	1,837,912
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (b)(c)(d)	8,736,100	8,705,174
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.5% 12/1/26 (b)(c)(d)(e)	1,630,000	1,572,950
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7238% 3/1/26 (b)(c)(d)	2,919,891	2,894,050
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (b)(c)(d)	5,520,000	5,496,982
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 3.4375% 10/11/24 (b)(c)(d)	3,265,677	3,234,653
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (b)(c)(d)	635,449	628,567
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1019% 10/1/25 (b)(c)(d)	13,473,103	13,414,225
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/3/25 (b)(c)(d)	2,282,694	2,260,278
Valcour Packaging LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/4/28 (b)(c)(d)	1,450,000	1,448,188
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/22/28 (b)(c)(d)	4,760,000	4,763,570
TOTAL CHEMICALS		87,023,568
Conglomerates - 0.0%
TGP Holdings III LLC Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/29/28 (b)(c)(d)(g)	208,482	207,352
Consumer Products - 2.3%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1013% 6/11/26 (b)(c)(d)	1,711,699	1,698,861
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/12/26 (b)(c)(d)	5,000,000	4,981,250
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 5/23/27 (b)(c)(d)	1,379,470	1,361,150
Buzz Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 1/29/27 (b)(c)(d)	1,434,672	1,425,705
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 1/29/27 (b)(c)(d)	982,500	977,588
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/8/27 (b)(c)(d)	4,019,625	4,018,901
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (b)(c)(d)	4,074,788	4,072,587
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 9/29/28 (b)(c)(d)	4,145,000	4,125,560
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (b)(c)(d)	2,729,375	2,718,294
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/6/28 (b)(c)(d)	2,089,052	2,079,923
Hunter Fan Co. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 5/7/28 (b)(c)(d)	3,002,475	3,002,475
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 12/21/25 (b)(c)(d)	3,724,490	3,666,313
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (b)(c)(d)	8,958,003	8,675,288
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 9/24/28 (b)(c)(d)	5,421,413	5,371,698
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (b)(c)(d)	10,147,317	10,047,670
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (b)(c)(d)	2,238,088	2,233,186
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1098% 6/15/25 (b)(c)(d)	2,531,318	1,385,315
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 10/20/28 (b)(c)(d)	2,495,000	2,457,575
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 8/5/28 (b)(c)(d)	4,000,000	4,000,000
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 6/29/28 (b)(c)(d)	1,581,129	1,572,559
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (b)(c)(d)	2,344,165	2,344,165
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (b)(c)(d)	2,307,563	2,307,563
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (b)(c)(d)	605,000	608,406
TOTAL CONSUMER PRODUCTS		75,132,032
Containers - 2.6%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (b)(c)(d)	6,564,013	6,511,107
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.25% 3/11/28 (b)(c)(d)	11,640,825	11,617,543
3 month U.S. LIBOR + 3.250% 3.75% 3/11/28 (b)(c)(d)	585,582	580,248
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8636% 7/1/26 (b)(c)(d)	4,302,210	4,271,019
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/3/24 (b)(c)(d)	1,432,500	1,412,030
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 12/21/26 (b)(c)(d)	1,228,125	1,231,195
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 12/1/27 (b)(c)(d)	4,887,152	4,893,261
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.1309% 6/29/25 (b)(c)(d)	8,682,252	8,595,430
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (b)(c)(d)	11,488,224	11,457,091
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (b)(c)(d)	4,501,812	4,485,380
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/9/26 (b)(c)(d)	2,153,725	2,091,138
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (b)(c)(d)	1,226,326	1,219,103
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (b)(c)(d)	498,750	495,633
3 month U.S. LIBOR + 4.000% 4.1043% 7/31/26 (b)(c)(d)	2,200,436	2,189,434
Proampac PG Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5033% 11/18/25 (b)(c)(d)	1,499,691	1,499,691
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 1/30/27 (b)(c)(d)	5,285,036	5,251,053
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 9/24/28 (b)(c)(d)	4,144,613	4,134,914
3 month U.S. LIBOR + 3.250% 3.3543% 2/5/26 (b)(c)(d)	3,093,750	3,073,455
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/12/28 (b)(c)(d)	4,600,000	4,604,600
Trident Holdings, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 9/17/28 (b)(c)(d)	2,183,967	2,180,211
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 1.8108% 9/15/28 (b)(c)(d)(g)	310,246	309,713
TOTAL CONTAINERS		82,103,249
Diversified Financial Services - 2.5%
ACNR Holdings, Inc. term loan 17% 9/21/27 (b)(d)(e)	1,801,831	1,833,363
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (b)(c)(d)	3,989,850	3,971,337
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (b)(c)(d)	2,284,596	2,282,699
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/1/25 (b)(c)(d)	2,962,761	2,713,889
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (b)(c)(d)	2,970,582	2,750,967
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (b)(c)(d)	3,064,311	3,055,700
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.75% 9/16/28 (b)(c)(d)	1,795,500	1,782,788
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4738% 7/12/28 (b)(c)(d)	4,707,850	4,672,541
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 6/27/25 (b)(c)(d)	2,094,069	2,088,184
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/30/28 (b)(c)(d)	1,960,080	1,935,089
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 8/9/25 (b)(c)(d)	2,730,136	2,662,729
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 6/24/28 (b)(c)(d)	3,011,430	2,993,150
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.75% 6/30/28 (b)(c)(d)	698,438	694,198
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 7/3/24 (b)(c)(d)	2,083,958	2,064,431
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (b)(c)(d)	2,272,093	2,274,229
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3738% 3/1/25 (b)(c)(d)	4,452,938	4,423,727
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (b)(c)(d)	4,967,550	4,955,131
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (b)(c)(d)	1,303,004	1,294,457
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.6875% 9/1/27 (b)(c)(d)(e)	2,635,088	2,628,500
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 6.75% 11/5/29 (b)(c)(d)	2,500,000	2,496,875
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 11/8/26 (c)(d)(f)	3,000,000	2,983,380
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 6/10/28 (b)(c)(d)	1,837,907	1,782,200
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (b)(c)(d)	1,312,477	1,303,040
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/11/27 (b)(c)(d)	5,818,886	5,795,843
TransUnion LLC:
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 11/16/26 (b)(c)(d)	5,369,577	5,315,881
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/18/28 (b)(c)(d)	4,195,000	4,181,366
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (b)(c)(d)	3,887,865	3,866,326
TOTAL DIVERSIFIED FINANCIAL SERVICES		78,802,020
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.25% 10/28/27 (b)(c)(d)	7,001,781	7,001,781
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7238% 2/10/27 (b)(c)(d)	11,520,965	11,497,923
Mediaocean LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/15/28 (b)(c)(d)	1,820,000	1,810,900
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 12/17/26 (b)(c)(d)	17,366,561	17,275,386
TOTAL DIVERSIFIED MEDIA		37,585,990
Energy - 3.4%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (b)(c)(d)	3,204,994	3,200,988
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (b)(c)(d)	7,839,258	7,751,066
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 11/3/25 (b)(c)(d)	4,872,790	4,848,426
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (b)(c)(d)	5,180,099	5,167,874
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1025% 5/21/25 (b)(c)(d)	2,686,075	2,612,208
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (b)(c)(d)(e)	1,895,475	1,890,736
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (b)(c)(d)	2,335,625	2,363,909
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (b)(c)(d)	2,233,588	2,198,967
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (b)(c)(d)	5,726,075	5,713,192
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (b)(c)(d)	20,631,325	20,571,082
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 3/30/25 (b)(c)(d)	1,509,920	1,464,622
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (b)(c)(d)	7,418,207	7,382,154
3 month U.S. LIBOR + 4.250% 4.75% 3/10/26 (b)(c)(d)	1,333,348	1,341,681
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (b)(c)(d)	1,390,813	1,384,053
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.18% 3/1/26 (b)(c)(d)	3,940,125	3,053,597
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/27/28 (b)(c)(d)(e)	5,376,938	5,350,053
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5% 9/29/28 (b)(c)(d)	7,415,000	7,387,194
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 7/18/25 (b)(c)(d)	6,334,369	6,099,490
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (b)(c)(d)	5,223,750	5,209,385
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 7/30/28 (b)(c)(d)	1,995,000	1,983,030
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (b)(c)(d)	4,049,750	4,009,253
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 1/23/27 (b)(c)(d)	4,232,322	4,229,698
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (b)(c)(d)	2,940,000	2,861,914
TOTAL ENERGY		108,074,572
Entertainment/Film - 0.4%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (b)(c)(d)	4,295,625	4,291,587
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (b)(c)(d)	3,430,000	3,432,847
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6217% 1/23/25 (b)(c)(d)	4,090,054	3,967,352
TOTAL ENTERTAINMENT/FILM		11,691,786
Environmental - 0.9%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.1043% 10/8/28 (b)(c)(d)	4,000,000	3,992,520
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/16/28 (b)(c)(d)	3,958,484	3,960,464
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/16/28 (b)(c)(d)	296,516	296,664
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (b)(c)(d)	12,135,284	12,116,717
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.625% 8/15/25 (b)(c)(d)	2,976,864	2,959,509
TRC Companies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/17/28 (b)(c)(d)	3,665,000	3,643,230
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.625% 4/1/28 (b)(c)(d)	1,203,950	1,190,779
TOTAL ENVIRONMENTAL		28,159,883
Food & Drug Retail - 0.9%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 10/1/25 (b)(c)(d)	1,266,825	1,276,326
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3542% 1/29/27 (b)(c)(d)	3,513,981	3,464,083
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 10/22/25 (b)(c)(d)	1,541,044	1,534,309
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1019% 5/1/26 (b)(c)(d)	11,224,733	11,194,090
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (b)(c)(d)	6,001,877	5,541,713
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 4/13/28 (b)(c)(d)	4,669,680	4,634,657
Primary Products Finance LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 10/25/28 (c)(d)(f)	1,370,000	1,370,000
TOTAL FOOD & DRUG RETAIL		29,015,178
Food/Beverage/Tobacco - 0.8%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8519% 10/1/26 (b)(c)(d)	410,000	389,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8519% 10/1/25 (b)(c)(d)	1,565,940	1,540,493
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (b)(c)(d)	2,576,571	2,578,581
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (b)(c)(d)	4,809,125	4,816,339
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (b)(c)(d)	3,532,414	3,518,178
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (b)(c)(d)	11,134,053	11,002,448
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 9/13/26 (b)(c)(d)	2,800,457	2,766,852
TOTAL FOOD/BEVERAGE/TOBACCO		26,612,391
Gaming - 4.3%
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (b)(c)(d)	1,078,575	1,082,285
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8815% 10/19/24 (b)(c)(d)	3,435,371	3,397,685
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (b)(c)(d)	12,000,000	11,994,960
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 9/15/23 (b)(c)(d)	1,778,752	1,776,529
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 12/22/24 (b)(c)(d)	32,150,695	31,949,754
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 7/20/25 (b)(c)(d)	13,825,000	13,821,544
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/21/28 (b)(c)(d)	1,745,500	1,742,777
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (b)(c)(d)	11,111,673	11,074,671
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (b)(c)(d)	20,110,432	19,968,654
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 3/16/27 (b)(c)(d)	4,975,000	4,957,588
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (b)(c)(d)	2,817,938	2,817,938
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 5/29/26 (b)(c)(d)	3,284,152	3,267,206
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (b)(c)(d)	3,169,283	3,164,339
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 3/11/28 (b)(c)(d)	4,704,450	4,678,952
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 8/14/24 (b)(c)(d)	3,344,680	3,330,565
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.4738% 7/16/26 (b)(c)(d)	10,121,374	10,078,561
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (b)(c)(d)	10,483,672	10,385,964
TOTAL GAMING		139,489,972
Healthcare - 6.4%
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/23/28 (b)(c)(d)	3,107,213	3,105,286
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/6/27 (b)(c)(d)	6,916,067	6,907,421
Curia Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/30/26 (b)(c)(d)	2,293,475	2,294,186
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (b)(c)(d)	9,299,662	9,296,779
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 8/12/26 (b)(c)(d)	2,977,215	2,959,679
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8493% 8/1/27 (b)(c)(d)	11,056,014	10,900,566
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (b)(c)(d)	3,300,000	3,288,813
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (b)(c)(d)	17,074,709	17,100,321
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (b)(c)(d)	783,763	781,804
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (b)(c)(d)	99,130	98,882
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.25% 3/15/28 (b)(c)(d)	2,848,475	2,836,255
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 12/14/28 (b)(c)(d)(f)	2,765,000	2,767,295
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (b)(c)(d)	7,656,525	7,651,778
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (b)(c)(d)	9,213,700	9,243,092
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/14/28 (b)(c)(d)	2,765,000	2,760,382
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/27 (b)(c)(d)	4,244,848	4,260,767
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 8/31/26 (b)(c)(d)	3,461,392	3,451,285
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3543% 8/30/27 (b)(c)(d)	1,310,000	1,307,812
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 9/30/28 (b)(c)(d)	28,215,000	28,202,585
National Mentor Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/2/28 (b)(c)(d)	1,760,792	1,739,768
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (b)(c)(d)	8,754,633	8,756,472
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1026% 6/30/25 (b)(c)(d)	1,623,446	1,621,417
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/30/27 (b)(c)(d)	6,101,057	6,095,993
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 3/31/27 (b)(c)(d)	8,351,326	8,317,002
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (b)(c)(d)	14,810,000	14,803,336
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 4.1752% 6/20/26 (b)(c)(d)	3,873,762	3,853,192
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.75% 7/1/28 (b)(c)(d)	3,705,211	3,703,655
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3566% 7/9/25 (b)(c)(d)	5,490,000	5,403,093
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (b)(c)(d)	1,552,200	1,550,741
Sharp Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 12/13/28 (b)(c)(d)(f)	2,525,000	2,518,688
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (b)(c)(d)	543,083	542,404
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8% 10/1/29 (b)(c)(d)	775,000	771,125
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (b)(c)(d)	6,184,500	6,162,112
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.75% 12/15/27 (b)(c)(d)	4,174,963	4,165,819
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1043% 6/13/26 (b)(c)(d)	8,219,011	7,975,564
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.3543% 11/20/26 (b)(c)(d)	2,177,184	2,177,184
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 11/27/25 (b)(c)(d)	4,309,799	4,281,958
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 6/1/25 (b)(c)(d)	1,417,942	1,410,498
TOTAL HEALTHCARE		205,065,009
Homebuilders/Real Estate - 0.7%
Baldwin Risk Partners LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/14/27 (b)(c)(d)	550,641	546,512
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 8/21/25 (b)(c)(d)	13,020,375	12,920,378
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (b)(c)(d)	1,250,000	1,331,250
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	4,512,428	3,795,583
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	254,508	214,077
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (b)(c)(d)	4,562,250	4,555,407
TOTAL HOMEBUILDERS/REAL ESTATE		23,363,207
Hotels - 2.2%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 2/1/26 (b)(c)(d)	1,219,610	1,210,462
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 2/1/26 (b)(c)(d)	3,191,489	3,115,691
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (b)(c)(d)	3,541,125	3,541,125
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (b)(c)(d)	3,002,475	3,015,626
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (b)(c)(d)	13,130,000	12,998,700
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (b)(c)(d)	5,548,841	5,493,353
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 11/30/23 (b)(c)(d)	6,728,378	6,694,736
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (b)(c)(d)	15,091,986	15,103,305
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8519% 6/21/26 (b)(c)(d)	2,792,849	2,767,518
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 8/31/25 (b)(c)(d)	3,381,280	3,320,011
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9% 6/23/26 (b)(c)(d)	2,069,600	2,147,210
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.75% 2/28/25 (b)(c)(d)	3,502,139	3,594,875
3 month U.S. LIBOR + 6.750% 6.9738% 5/30/26 (b)(c)(d)	4,621,097	3,826,269
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 5/30/25 (b)(c)(d)	3,636,714	3,594,491
TOTAL HOTELS		70,423,372
Insurance - 5.0%
Acrisure LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (b)(c)(d)	2,580,000	2,575,691
3 month U.S. LIBOR + 3.500% 3.7238% 2/13/27 (b)(c)(d)	16,514,458	16,308,028
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 2/15/27 (b)(c)(d)	837,900	835,453
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/10/25 (b)(c)(d)	6,117,344	6,051,277
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/9/25 (b)(c)(d)	975,000	964,558
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (b)(c)(d)	8,229,375	8,213,245
AmeriLife Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1043% 3/18/27 (b)(c)(d)	5,117,591	5,095,842
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (b)(c)(d)	804,813	801,794
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (b)(c)(d)	6,276,394	6,224,112
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 2/13/27 (b)(c)(d)	194,026	193,541
3 month U.S. LIBOR + 3.500% 3.6043% 2/13/27 (b)(c)(d)	6,092,055	6,037,896
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.2293% 11/3/23 (b)(c)(d)	3,157,321	3,147,186
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 11/3/24 (b)(c)(d)	6,755,000	6,720,009
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3543% 1/31/28 (b)(c)(d)	15,975,000	16,014,938
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.3543% 1/20/29 (b)(c)(d)	19,820,000	19,725,062
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 12/23/26 (b)(c)(d)	9,318,165	9,248,278
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 7/31/27 (b)(c)(d)	8,024,226	7,968,056
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (b)(c)(d)	14,591,135	14,577,420
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8749% 4/25/25 (b)(c)(d)	17,092,509	16,882,784
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4738% 12/2/26 (b)(c)(d)	2,873,882	2,851,810
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2238% 5/16/24 (b)(c)(d)	11,595,193	11,497,909
TOTAL INSURANCE		161,934,889
Leisure - 3.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (b)(c)(d)	6,387,806	6,371,836
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 11/24/28 (b)(c)(d)	1,875,000	1,879,688
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6019% 1/4/26 (b)(c)(d)	2,707,250	2,708,387
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (b)(c)(d)	11,725,000	11,637,063
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (b)(c)(d)	731,517	776,323
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (b)(c)(d)	5,681,020	4,382,226
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (b)(c)(d)	2,327,448	1,767,883
15.25% 5/23/24 (d)	1,165,934	1,388,558
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (b)(c)(d)	16,894,747	16,866,533
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (b)(c)(d)	1,000,000	890,630
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (b)(c)(d)	5,685,261	5,388,206
Excel Fitness Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 10/7/25 (b)(c)(d)	4,877,557	4,828,782
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 5/28/28 (b)(c)(d)	2,776,050	2,761,587
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/18/28 (b)(c)(d)	1,830,413	1,825,068
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.5% 12/3/26 (b)(c)(d)	7,470,000	7,320,600
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (b)(c)(d)	5,568,783	5,561,822
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/25/28 (b)(c)(d)	6,633,375	6,600,208
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 7/6/24 (b)(c)(d)	2,947,265	2,941,989
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6043% 12/21/25 (b)(c)(d)	4,548,878	4,403,905
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 12/30/26 (b)(c)(d)	4,952,273	4,769,683
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7238% 12/30/27 (b)(c)(d)(e)	750,000	697,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (b)(c)(d)(e)	948,000	945,630
TOTAL LEISURE		96,714,107
Metals/Mining - 0.0%
American Rock Salt Co. LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.75% 6/4/28 (b)(c)(d)	1,233,152	1,228,527
Paper - 0.2%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/4/28 (b)(c)(d)	2,555,736	2,555,736
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/1/28 (b)(c)(d)	1,670,802	1,668,714
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (b)(c)(d)	1,712,731	1,712,731
TOTAL PAPER		5,937,181
Publishing/Printing - 0.7%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (b)(c)(d)	5,541,113	5,550,920
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 8.75% 6/16/26 (b)(c)(d)	3,096,159	2,802,024
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (b)(c)(d)	510,675	472,058
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (b)(c)(d)	2,270,883	2,223,194
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (b)(c)(d)	2,398,475	2,392,479
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1046% 8/29/25 (b)(c)(d)	2,288,077	2,283,981
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 7/2/29 (b)(c)(d)	590,000	582,625
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/8/28 (b)(c)(d)	1,887,222	1,881,334
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.525% 7/8/28 (b)(c)(d)	477,778	476,287
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (b)(c)(d)	2,501,250	2,497,773
TOTAL PUBLISHING/PRINTING		21,162,675
Railroad - 0.9%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/6/28 (b)(c)(d)	6,094,725	6,082,109
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/23/28 (b)(c)(d)	2,495,000	2,482,525
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.3535% 10/25/28 (b)(c)(d)(e)	2,095,000	2,084,525
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (b)(c)(d)	3,695,784	3,678,858
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (b)(c)(d)	1,364,216	1,357,968
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2238% 12/30/26 (b)(c)(d)	3,625,425	3,600,663
Worldwide Express, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/22/28 (b)(c)(d)	6,675,000	6,688,884
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 7.75% 7/22/29 (b)(c)(d)	1,295,000	1,295,000
TOTAL RAILROAD		27,270,532
Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 11/19/26 (b)(c)(d)	2,928,892	2,884,958
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 11/22/28 (b)(c)(d)	7,235,000	7,137,328
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8539% 3/15/28 (b)(c)(d)	1,674,844	1,668,915
Pacific Bells LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 10/20/28 (b)(c)(d)	2,068,454	2,058,111
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 4.500% 10/12/28 (b)(c)(d)(g)	21,546	21,439
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3543% 3/1/26 (b)(c)(d)	3,525,313	3,485,653
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (b)(c)(d)	16,360,000	16,285,562
TOTAL RESTAURANTS		33,541,966
Services - 8.8%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/27/24 (b)(c)(d)	2,847,127	2,833,916
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/10/29 (b)(c)(d)	2,355,000	2,355,000
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (b)(c)(d)(f)	1,336,716	1,330,033
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (b)(c)(d)(f)	8,521,567	8,478,959
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (b)(c)(d)(f)	1,336,716	1,330,033
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (b)(c)(d)	7,160,000	7,170,454
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 9/7/28 (b)(c)(d)	3,630,000	3,630,000
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 11/16/28 (b)(c)(d)(f)	2,500,000	2,503,125
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/21/28 (c)(d)(f)	4,450,000	4,434,692
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (b)(c)(d)	9,516,150	9,474,564
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0008% 7/9/28 (b)(c)(d)	5,560,000	5,544,543
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8513% 3/11/25 (b)(c)(d)	5,211,300	5,141,260
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8513% 1/15/27 (b)(c)(d)	1,282,188	1,262,314
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (b)(c)(d)	3,705,000	3,711,187
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 11/18/28 (c)(d)(f)	8,905,000	8,884,608
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (b)(c)(d)	14,646,448	14,302,696
Bright Horizons Family Solutions Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/19/28 (b)(c)(d)	2,965,000	2,957,588
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 12/30/28 (b)(c)(d)(f)	2,430,000	2,428,493
3 month U.S. LIBOR + 3.500% 3.6043% 2/7/26 (b)(c)(d)	8,056,550	8,045,030
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/30/28 (b)(c)(d)	2,698,238	2,695,539
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4738% 5/13/27 (b)(c)(d)	2,216,938	2,210,930
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(c)(d)	1,269,475	1,258,900
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (b)(c)(d)	10,259,288	10,238,769
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/16/28 (b)(c)(d)	3,430,000	3,407,842
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/19/28 (b)(c)(d)	7,182,000	7,113,771
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8786% 8/1/26 (b)(c)(d)	4,172,935	4,165,966
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/19/28 (b)(c)(d)	5,261,813	5,249,763
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/29/25 (b)(c)(d)	2,220,714	2,199,196
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (b)(c)(d)	3,490,000	3,480,088
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (b)(c)(d)	11,559,428	11,499,781
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (b)(c)(d)	1,856,250	1,855,990
Franchise Group, Inc.:
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.500% 8.5% 11/22/23 (b)(c)(d)(e)	1,530,000	1,522,350
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (b)(c)(d)	4,741,813	4,729,958
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 4.9532% 11/22/23 (b)(c)(d)(e)	7,500,000	7,462,500
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 6% 6/25/28 (b)(c)(d)(e)	1,880,288	1,875,587
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (b)(c)(d)	5,799,506	5,814,005
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (b)(c)(d)	4,352,113	4,364,821
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 3.8543% 3/5/28 (b)(c)(d)	2,292,704	2,288,875
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9738% 3/26/28 (b)(c)(d)	10,323,125	10,337,474
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (b)(c)(d)	1,833,469	1,792,216
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (b)(c)(d)	1,000,000	992,500
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (b)(c)(d)	8,870,592	8,674,375
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (b)(c)(d)	1,840,000	1,831,959
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6043% 1/23/27 (b)(c)(d)	4,679,462	4,600,519
3 month U.S. LIBOR + 4.750% 5.5% 1/31/27 (b)(c)(d)	496,250	495,114
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (b)(c)(d)	4,060,000	4,080,300
McKissock LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 6/23/28 (b)(c)(d)	2,762,247	2,738,078
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.1043% 8/4/28 (b)(c)(d)	12,618,375	12,532,696
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5% 3/6/25 (b)(c)(d)	2,761,125	2,667,937
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (b)(c)(d)	4,606,440	4,597,826
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (b)(c)(d)	560,010	552,310
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (b)(c)(d)	892,690	880,415
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (b)(c)(d)	6,757,867	6,555,131
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/27/28 (b)(c)(d)	3,451,350	3,447,761
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (b)(c)(d)	3,984,823	3,984,823
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (b)(c)(d)	15,553,421	15,590,127
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 8/29/25 (b)(c)(d)	3,540,500	3,332,496
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (b)(c)(d)	1,824,303	1,701,983
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6043% 4/4/25 (b)(c)(d)	5,938,462	5,936,799
3 month U.S. LIBOR + 3.500% 3.6043% 2/25/27 (b)(c)(d)	5,922,036	5,919,075
TOTAL SERVICES		282,495,040
Steel - 0.3%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5% 5/26/28 (b)(c)(d)	2,079,475	2,075,586
Hyperion Materials & Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5% 7/29/28 (b)(c)(d)	2,000,000	2,000,840
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1028% 1/24/27 (b)(c)(d)	2,906,742	2,877,151
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/1/28 (b)(c)(d)	3,491,250	3,466,322
TOTAL STEEL		10,419,899
Super Retail - 3.8%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.5% 11/6/27 (b)(c)(d)	3,319,913	3,324,062
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 7/24/28 (b)(c)(d)	4,111,255	4,109,200
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (b)(c)(d)	76,118,063	76,134,027
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1046% 2/3/24 (b)(c)(d)	2,743,975	2,743,700
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (b)(c)(d)	4,700,000	4,617,750
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (b)(c)(d)	9,659,358	9,630,573
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (b)(c)(d)	3,574,666	3,539,491
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 11/8/24 (b)(c)(d)	11,162,153	11,078,437
Rent-A-Center, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 2/17/28 (b)(c)(d)	2,038,135	2,031,776
RH Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 10/20/28 (b)(c)(d)	4,568,550	4,554,844
TOTAL SUPER RETAIL		121,763,860
Technology - 15.3%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (b)(c)(d)	7,186,374	7,132,476
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (b)(c)(d)	3,631,771	3,639,543
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (b)(c)(d)	1,641,618	1,640,847
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 8/10/25 (b)(c)(d)	8,735,099	7,793,892
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.5% 9/19/24 (b)(c)(d)	2,000,000	1,998,000
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 4/23/26 (b)(c)(d)	5,836,010	5,797,726
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (b)(c)(d)	6,782,793	6,727,717
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3994% 2/11/26 (b)(c)(d)	13,721,169	13,707,448
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 10/2/25 (b)(c)(d)	4,768,432	4,735,053
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (b)(c)(d)	9,914,962	9,899,495
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 10/31/26 (b)(c)(d)	8,200,879	8,137,651
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5765% 4/30/25 (b)(c)(d)	6,281,439	6,206,878
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (b)(c)(d)	2,395,591	2,392,597
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 3/23/28 (b)(c)(d)(e)	1,840,750	1,852,255
CommerceHub, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/29/28 (b)(c)(d)	330,000	319,275
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/4/26 (b)(c)(d)	11,523,601	11,362,732
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 9/30/28 (b)(c)(d)	6,395,000	6,373,321
Constant Contact, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (b)(c)(d)	2,051,881	2,049,316
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/29/24 (b)(c)(d)	3,126,191	3,119,344
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 10/16/26 (b)(c)(d)	13,575,179	13,539,747
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1043% 2/19/29 (b)(c)(d)	5,713,409	5,713,409
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (b)(c)(d)	630,000	628,425
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (b)(c)(d)	2,771,167	2,767,703
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 8/23/25 (b)(c)(d)	2,028,792	2,020,758
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6285% 7/25/26 (b)(c)(d)	9,924,617	9,871,918
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 7/25/26 (b)(c)(d)	213,390	213,190
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (b)(c)(d)	5,404,933	5,397,474
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (b)(c)(d)	2,700,453	2,707,204
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 12/10/28 (b)(c)(d)	2,075,000	2,056,844
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 8/10/27 (b)(c)(d)	3,816,875	3,782,867
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/15/24 (b)(c)(d)	4,730,611	4,697,781
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (b)(c)(d)	3,136,300	3,140,220
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (b)(c)(d)	3,279,431	3,277,398
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7% 7/10/25 (b)(c)(d)	602,800	606,568
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (b)(c)(d)	4,437,915	4,451,229
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.75% 7/1/28 (b)(c)(d)	19,416,924	19,408,769
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (b)(c)(d)(f)	13,805,000	13,770,488
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 12/1/27 (b)(c)(d)	3,339,763	3,333,517
Loyalty Ventures, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 11/3/27 (b)(c)(d)	995,000	988,363
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (b)(c)(d)	1,695,313	1,717,572
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 6/21/24 (b)(c)(d)	3,524,177	3,491,155
Madison Safety & Flow LLC:
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.750% 12/14/29 (b)(c)(d)(f)	1,460,000	1,460,000
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.750% 12/14/28 (b)(c)(d)(f)	3,215,000	3,211,978
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8519% 9/29/24 (b)(c)(d)	5,904,199	5,907,505
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (b)(c)(d)	7,466,213	7,473,978
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3519% 2/23/29 (b)(c)(d)	565,000	567,588
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 9/15/24 (b)(c)(d)	9,887,776	9,830,922
MKS Instruments, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 10/22/28 (c)(d)(f)	10,255,000	10,226,799
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 11/2/28 (b)(c)(d)	1,635,000	1,629,899
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.11% 9/4/26 (b)(c)(d)	415,000	406,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 9/5/25 (b)(c)(d)	1,581,944	1,569,795
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 7/30/28 (b)(c)(d)	2,957,500	2,959,600
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7/30/28 (c)(d)(f)	333,333	333,570
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (b)(c)(d)	7,012,699	6,986,402
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (b)(c)(d)	28,813,258	28,802,885
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (b)(c)(d)	1,627,700	1,620,912
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (b)(c)(d)	9,979,988	9,970,606
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 5/30/26 (b)(c)(d)	4,214,613	4,209,345
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/30/26 (b)(c)(d)	2,029,800	2,028,115
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/31/28 (b)(c)(d)	14,550,000	14,478,414
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (b)(c)(d)	10,704,778	10,616,250
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (b)(c)(d)	12,239,325	12,195,386
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (b)(c)(d)	4,329,150	4,301,011
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/31/25 (b)(c)(d)	4,835,840	4,785,740
Seattle Spinco, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 6/21/24 (b)(c)(d)	22,584,649	22,373,031
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1035% 8/1/25 (b)(c)(d)	1,748,412	1,738,219
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.7238% 10/7/27 (b)(c)(d)	5,296,600	5,292,628
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (b)(c)(d)	4,890,087	4,830,819
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (b)(c)(d)	3,969,631	3,921,519
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (b)(c)(d)	5,811,650	5,745,049
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 1/31/27 (b)(c)(d)	2,274,231	2,262,860
Taboola.com Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 9/1/28 (b)(c)(d)	1,172,063	1,160,342
Tempo Acquisition LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/31/28 (b)(c)(d)	5,316,675	5,329,967
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 5/1/24 (b)(c)(d)	701,744	701,218
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5993% 9/28/24 (b)(c)(d)	2,662,361	2,656,824
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 5/4/26 (b)(c)(d)	6,216,900	6,193,587
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (b)(c)(d)	19,987,818	19,869,091
2LN, term loan 1 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (b)(c)(d)	7,170,000	7,183,480
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 8/27/25 (b)(c)(d)	6,594,006	6,585,764
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1019% 3/1/26 (b)(c)(d)	4,682,829	4,667,891
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (b)(c)(d)	4,056,833	4,001,051
VM Consolidated, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 3/26/28 (b)(c)(d)(f)	2,620,000	2,611,275
3 month U.S. LIBOR + 3.250% 3.6041% 3/27/28 (b)(c)(d)	5,017,400	5,000,692
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 2/28/27 (b)(c)(d)	3,576,300	3,556,916
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (b)(c)(d)	2,429,551	2,431,568
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 4/1/28 (b)(c)(d)	1,791,463	1,780,266
Xperi Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.6043% 6/8/28 (b)(c)(d)	3,691,645	3,681,493
Zelis Payments Buyer, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 3.5993% 9/30/26 (b)(c)(d)	1,422,741	1,414,745
3 month U.S. LIBOR + 3.500% 3.5993% 9/30/26 (b)(c)(d)	6,094,003	6,047,445
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 9/30/26 (b)(c)(d)(g)	518,667	515,752
TOTAL TECHNOLOGY		489,595,057
Telecommunications - 5.4%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.8738% 7/15/25 (b)(c)(d)	4,280,886	4,222,795
3 month U.S. LIBOR + 2.750% 2.8738% 1/31/26 (b)(c)(d)	3,114,476	3,077,102
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8786% 7/31/25 (b)(c)(d)	6,054,079	5,935,540
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8113% 1/31/26 (b)(c)(d)	1,488,181	1,473,672
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1178% 8/14/26 (b)(c)(d)	5,820,000	5,785,080
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (b)(c)(d)	836,196	834,105
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (b)(c)(d)	1,517,537	1,513,744
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (b)(c)(d)	3,857,897	3,855,814
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (b)(c)(d)	1,902,823	1,898,370
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.5% 4/27/27 (b)(c)(d)	1,438,459	1,443,249
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/8/27 (b)(c)(d)	11,748,775	11,725,277
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (b)(c)(d)	5,371,383	4,781,659
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (b)(c)(d)	19,970,000	19,911,688
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (b)(c)(d)	4,000,000	3,989,360
Tranche B-5, term loan 8.625% 1/2/24 (d)	6,205,000	6,192,404
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (b)(c)(d)(g)	12,612,912	12,593,236
Iridium Satellite LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 11/4/26 (b)(c)(d)	2,635,778	2,633,432
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 3/1/27 (b)(c)(d)	4,568,653	4,505,834
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 3/15/27 (b)(c)(d)	1,581,754	1,562,425
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8546% 4/30/27 (b)(c)(d)	12,310,680	12,255,282
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 9/25/26 (b)(c)(d)	19,500,000	19,420,830
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/11/25 (b)(c)(d)	3,355,288	3,315,460
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (b)(c)(d)	9,411,878	9,139,310
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (b)(c)(d)	7,055,000	6,672,266
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (b)(c)(d)	3,713,056	3,718,849
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/9/27 (b)(c)(d)	20,838,135	20,542,858
TOTAL TELECOMMUNICATIONS		172,999,641
Textiles/Apparel - 0.8%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/28/28 (b)(c)(d)	5,631,700	5,610,581
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 11/24/26 (b)(c)(d)	5,645,000	5,699,079
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (b)(c)(d)	1,767,183	1,767,926
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/18/28 (b)(c)(d)	4,685,000	4,655,719
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/7/28 (b)(c)(d)	2,024,925	2,000,889
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/25/25 (b)(c)(d)	1,039,775	1,033,058
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/14/28 (b)(c)(d)	2,935,250	2,927,912
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/2/28 (b)(c)(d)	2,254,350	2,247,316
TOTAL TEXTILES/APPAREL		25,942,480
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 5/7/29 (b)(c)(d)	2,500,000	2,510,950
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 1.8526% 2/23/25 (b)(c)(d)	2,000,000	1,989,760
TOTAL TRANSPORTATION EX AIR/RAIL		4,500,710
Utilities - 2.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (b)(c)(d)	16,142,231	16,005,990
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (b)(c)(d)	2,500,000	2,496,475
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (b)(c)(d)	1,816,714	1,788,101
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (b)(c)(d)	3,859,471	3,433,192
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (b)(c)(d)	4,944	4,635
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10/22/28 (c)(d)(f)	2,065,000	2,054,675
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/17/28 (b)(c)(d)	3,825,413	3,800,547
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (b)(c)(d)	8,794,090	8,688,561
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.11% 1/21/28 (b)(c)(d)	6,098,630	6,072,284
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.844% 3/2/27 (b)(c)(d)	12,142,565	12,055,867
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8551% 12/31/25 (b)(c)(d)	7,084,071	7,025,415
TOTAL UTILITIES		63,425,742
TOTAL BANK LOAN OBLIGATIONS (Cost $2,902,850,303)		2,895,078,135

Nonconvertible Bonds - 2.3%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc.:
6.25% 3/15/26 (h)	4,000,000	4,157,500
8% 12/15/25 (h)	385,000	406,163
TOTAL AEROSPACE		4,563,663
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	1,105,000	1,149,062
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	815,000	856,574
TOTAL AIR TRANSPORTATION		2,005,636
Automotive & Auto Parts - 0.6%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (b)(c)(e)(h)	17,605,000	18,353,213
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	1,205,000	1,298,388
9.5% 5/1/25 (h)	1,210,000	1,293,188
TOTAL BROADCASTING		2,591,576
Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (h)	160,000	160,600
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 1.7816% 2/1/24 (b)(c)	1,750,000	1,788,186
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	40,000	39,513
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	2,945,000	3,011,262
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	1,085,000	1,128,400
TOTAL CONTAINERS		4,139,662
Energy - 0.1%
Citgo Petroleum Corp. 7% 6/15/25 (h)	1,050,000	1,080,545
New Fortress Energy, Inc. 6.75% 9/15/25 (h)	535,000	540,350
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	1,135,000	1,078,250
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	1,140,000	1,101,525
TOTAL ENERGY		3,800,670
Gaming - 0.2%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	1,065,000	1,112,925
Scientific Games Corp. 5% 10/15/25 (h)	2,060,000	2,120,770
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,360,165
VICI Properties, Inc.:
3.5% 2/15/25 (h)	240,000	243,600
4.25% 12/1/26 (h)	345,000	359,307
4.625% 12/1/29 (h)	200,000	212,845
TOTAL GAMING		5,409,612
Healthcare - 0.1%
Bausch Health Companies, Inc. 5.5% 11/1/25 (h)	2,515,000	2,555,869
Tenet Healthcare Corp. 4.625% 7/15/24	1,028,000	1,040,850
TOTAL HEALTHCARE		3,596,719
Hotels - 0.0%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	933,000	972,653
Leisure - 0.0%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	275,000	290,813
10.875% 6/1/23 (h)	1,335,000	1,458,488
TOTAL LEISURE		1,749,301
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	895,000	884,954
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	160,000	166,000
Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	1,130,000	1,104,575
PowerTeam Services LLC 9.033% 12/4/25 (h)	2,920,000	3,089,170
Sotheby's 7.375% 10/15/27 (h)	200,000	213,000
TOTAL SERVICES		4,406,745
Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (h)	1,000,000	1,012,500
8.5% 10/30/25 (h)	1,905,000	1,974,056
TOTAL SUPER RETAIL		2,986,556
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	1,100,000	1,133,000
SSL Robotics LLC 9.75% 12/31/23 (h)	710,000	765,025
TOTAL TECHNOLOGY		1,898,025
Telecommunications - 0.4%
Altice Financing SA 5.75% 8/15/29 (h)	6,000,000	5,940,000
Altice France SA:
5.125% 1/15/29 (h)	165,000	160,875
5.125% 7/15/29 (h)	2,000,000	1,950,900
Frontier Communications Holdings LLC 5% 5/1/28 (h)	1,160,000	1,194,800
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (h)	205,000	206,025
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	195,000	193,050
Windstream Escrow LLC 7.75% 8/15/28 (h)	2,005,000	2,126,223
TOTAL TELECOMMUNICATIONS		11,771,873
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	2,255,000	2,374,914
Utilities - 0.0%
Exgen Texas Power LLC 1 month U.S. LIBOR + 6.750% 0% 10/8/26 (b)(c)(e)	1,446,407	1,446,407
TOTAL NONCONVERTIBLE BONDS (Cost $72,653,392)		75,106,478

Common Stocks - 1.1%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (e)(i)	188,360	2,211,346
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	9,492	31,324
TOTAL CAPITAL GOODS		2,242,670
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)(i)	15,697	667,123
Energy - 0.9%
California Resources Corp.	259,471	11,082,006
California Resources Corp. warrants 10/27/24 (i)	7,511	93,136
Chesapeake Energy Corp.	167,441	10,803,293
Chesapeake Energy Corp. (j)	928	59,875
Denbury, Inc. (i)	65,094	4,985,549
EP Energy Corp. (e)(i)	15,785	1,384,187
TOTAL ENERGY		28,408,046
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	341,212	19,238
Publishing/Printing - 0.0%
Cenveo Corp. (e)(i)	4,167	121,510
Restaurants - 0.0%
CEC Entertainment, Inc. (e)	105,486	1,898,748
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	1,346	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (e)(i)	80,854	80,854
Utilities - 0.1%
TexGen Power LLC (e)(i)	85,051	2,150,940
TOTAL COMMON STOCKS (Cost $19,533,819)		35,589,129

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i) (Cost $1,123,250)	8,986	2,516,080

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.0%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.4509% (b)(c)(k)	855,000	858,174
3 month U.S. LIBOR + 3.470% 3.5986% (b)(c)(k)	860,000	864,300
TOTAL PREFERRED SECURITIES (Cost $1,562,850)		1,722,474

Fixed-Income Funds - 0.1%
	Shares	Value ($)
Fidelity Direct Lending Fund, LP (l) (Cost $3,735,100)	373,510	3,735,100

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Tribune Co. Claim (e)(i) (Cost $45,406)	45,954	30,789

Money Market Funds - 13.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (m) (Cost $415,958,085)	415,881,064	415,964,240

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $3,417,462,205)	3,429,742,425
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(218,925,924)
NET ASSETS - 100.0%	3,210,816,501

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,563,003 and $3,554,045, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,831,035 or 2.2% of net assets.

(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,875 or 0.0% of net assets.

(k)	Security is perpetual in nature with no stated maturity date.
(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	8,788

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	351,292,865	434,318,898	369,647,523	53,305	-	-	415,964,240	0.8%
Total	351,292,865	434,318,898	369,647,523	53,305	-	-	415,964,240

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	3,735,100	-	-	-	-	3,735,100
	-	3,735,100	-	-	-	-	3,735,100

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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